Property and Equipment, Net - Additional information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Depreciation expense	$ 2,805	$ 842	$ 147